UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08215

Name of Fund: BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.7%
County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/24	$3,450	$3,140,155
Alaska — 0.7%
Northern Tobacco Securitization Corp., RB, Asset-Backed, 5.00%, 6/01/46	1,660	1,221,876
Arizona — 1.7%
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT, 6.30%, 4/01/23	2,060	1,793,972
Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	925	925,370
Show Low Improvement District, Special Assessment Bonds, District No. 5, 6.38%, 1/01/15	325	327,473
		3,046,815
Arkansas — 0.5%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	830	832,623
California — 15.6%
Benicia Unified School District, GO, CAB, Refunding, Series A (NPFGC), 5.63%, 8/01/20 (a)	2,000	1,494,400
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,110	1,217,148
Sutter Health, Series B, 6.00%, 8/15/42	1,585	1,825,984
California State Public Works Board, RB, Various Capital Projects, Sub-Series l-1, 6.38%, 11/01/34	600	692,598
California Statewide Communities Development Authority, RB, John Muir Health, 5.13%, 7/01/39	1,090	1,137,404
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	400	445,212
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	2,975	3,289,011
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 6.06%, 7/01/29 (a)	2,525	1,116,631
San Marino Unified School District California, GO, Series A (NPFGC) (a):
5.51%, 7/01/17	1,820	1,605,367
5.56%, 7/01/18	1,945	1,654,184
5.61%, 7/01/19	2,070	1,674,423
State of California, GO, Various Purpose:
6.00%, 3/01/33	1,265	1,502,592
6.50%, 4/01/33	7,325	9,009,311

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Various Purpose (concluded):
5.00%, 10/01/41	$1,535	$1,662,098
		28,326,363
Colorado — 1.9%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,055	1,076,300
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, Subordinate Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	860	835,860
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	510	574,260
University of Colorado, RB, Series A, 5.38%, 6/01/38	920	1,058,267
		3,544,687
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	685	736,108
Wesleyan University, 5.00%, 7/01/35	1,875	2,113,406
		2,849,514
Delaware — 1.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	570	590,942
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	2,050	2,070,336
		2,661,278
District of Columbia — 2.3%
Metropolitan Washington Airports Authority, RB:
CAB, Second Senior Lien, Series B (AGC), 7.08%, 10/01/34 (a)	10,170	3,169,684
First Senior Lien, Series A, 5.00%, 10/01/39	255	276,586
First Senior Lien, Series A, 5.25%, 10/01/44	745	808,995
		4,255,265
Florida — 5.4%
Ballantrae Community Development District, Special Assessment Bonds, 6.00%, 5/01/35	1,535	1,539,313
City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	1,725	1,937,727

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Broward Florida, RB, Water & Sewer Utility, Series A, 5.25%, 10/01/34	$545	$610,880
County of Miami-Dade Florida, RB, CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (a)	1,765	389,765
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	1,515	1,509,258
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,380	1,283,676
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	1,135	1,212,895
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	490	315,021
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A, 5.90%, 5/01/34	1,185	1,124,482
		9,923,017
Georgia — 1.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	420	453,646
Metropolitan Atlanta Rapid Transit Authority, Sales Tax RB, Third Series, 5.00%, 7/01/39	1,740	1,893,729
		2,347,375
Guam — 0.6%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	320	352,102
6.75%, 11/15/29	455	484,366
7.00%, 11/15/39	275	291,264
		1,127,732
Hawaii — 0.4%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	680	758,214
Idaho — 1.1%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	2,000	2,002,320
Illinois — 9.2%
City of Chicago Illinois, Board of Education, GO:
5.50%, 12/01/39	1,060	1,201,065
5.00%, 12/01/41	350	374,706
City of Chicago Illinois, RB:
O’Hare International Airport, General, Third Lien, Series A, 5.75%, 1/01/39	2,500	2,853,500
Sales Tax Revenue, 5.25%, 1/01/38	410	462,341

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB, O’Hare International Airport, General, Third Lien, Series C, 6.50%, 1/01/41	$2,935	$3,546,771
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	900	929,817
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	530	591,157
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	800	874,776
Metropolitan Pier & Exposition Authority, Refunding RB:
CAB, Series B-1 (AGM), 6.25%, 6/15/47 (a)	9,555	1,387,577
Series B-1 (AGM), 5.00%, 6/15/50	1,585	1,630,220
Series B-2, 5.00%, 6/15/50	1,260	1,295,507
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	675	770,121
6.00%, 6/01/28	500	560,660
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	315	348,809
		16,827,027
Indiana — 2.1%
Indiana Finance Authority, RB:
CWA Authority Project, First Lien, Series A, 5.25%, 10/01/38	790	883,267
Sisters of St. Francis Health, 5.25%, 11/01/39	420	451,189
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	1,660	1,844,459
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	565	644,383
		3,823,298
Iowa — 0.6%
Iowa State Student Loan Liquidity Corp., RB, 5.15%, 12/01/22	1,080	1,158,289
Kansas — 1.1%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	1,105	1,265,855
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	785	836,692
		2,102,547

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	$510	$563,122
Louisiana — 2.5%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	420	466,935
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	2,500	2,699,225
New Orleans Aviation Board, Refunding RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	310	333,231
Parish of Saint John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	1,000	1,013,850
		4,513,241
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	150	159,342
Maryland — 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	220	226,954
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	415	430,156
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	1,095	1,207,358
		1,864,468
Massachusetts — 4.1%
Massachusetts Development Finance Agency, RB, Neville Communities, Series A (Ginnie Mae):
5.75%, 6/20/22	600	654,984
6.00%, 6/20/44	1,500	1,607,460
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	845	979,651
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	910	970,278
Massachusetts HFA, HRB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,100	2,105,628
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	1,060	1,112,428
		7,430,429

Municipal Bonds	Par (000)	Value
Michigan — 2.1%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	$460	$580,635
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	905	909,932
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	690	743,682
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	1,520	1,639,411
		3,873,660
Minnesota — 3.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,540	1,800,460
Tobacco Securitization Authority Minnesota, Refunding RB:
5.25%, 3/01/25	2,260	2,554,139
5.25%, 3/01/31	950	1,030,465
		5,385,064
Nebraska — 0.9%
City of Omaha, Nebraska Sanitation Sewer Revenue, RB, System, 4.25%, 11/15/38	1,545	1,629,774
New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	1,530	1,750,029
New Jersey — 6.2%
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	3,025	3,160,944
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	2,000	2,035,520
New Jersey State Turnpike Authority, RB, Series C (AGM), 5.00%, 1/01/30	2,500	2,695,200
New Jersey Transportation Trust Fund Authority, RB:
Series A, 5.50%, 6/15/41	1,025	1,176,075
Series B, 5.25%, 6/15/36	1,235	1,389,560
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	905	848,247
		11,305,546
New York — 6.1%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	800	809,128

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	$1,050	$1,206,439
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	1,270	1,405,217
Series D, 5.25%, 11/15/40	610	676,490
New York City Industrial Development Agency, RB:
Continental Airlines Inc. Project, AMT, 8.00%, 11/01/12	340	344,291
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16	525	530,933
Series C, 6.80%, 6/01/28	415	429,982
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	3,300	3,649,437
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	615	665,737
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	650	703,625
6.00%, 12/01/42	630	679,625
		11,100,904
North Carolina — 0.4%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	705	749,387
Pennsylvania — 3.3%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	1,095	893,016
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,830	2,125,582
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	2,750	2,439,635
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	540	540,632
		5,998,865

Municipal Bonds	Par (000)	Value
Puerto Rico — 4.0%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, First Sub-Series A, 6.50%, 8/01/44	$2,790	$3,287,569
CAB, Series A, 6.42%, 8/01/35 (a)	10,000	2,781,400
Series C, 6.25%, 8/01/39 (a)	2,800	652,036
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub-Series C, 6.53%, 8/01/38	2,145	491,269
		7,212,274
South Carolina — 1.5%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,650	1,822,161
South Carolina State Public Service Authority, Refunding RB, Santee Cooper Project, Series C, 5.00%, 12/01/36	770	871,524
		2,693,685
Tennessee — 1.2%
Hardeman County Correctional Facilities Corp. Tennessee, RB, Series B, 7.38%, 8/01/17	2,200	2,182,246
Texas — 8.0%
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	2,500	2,536,300
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	1,070	1,145,360
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	760	866,499
City of Houston Texas, Refunding RB, Senior Lien, Series A, 5.50%, 7/01/39	535	590,185
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,380	1,642,117
La Vernia Higher Education Finance Corp., RB, KIPP Inc., Series A, 6.38%, 8/15/44	320	348,813
North Texas Tollway Authority, RB, CAB, Special Projects System, Series B, 7.55%, 9/01/37 (a)	1,015	237,003
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	3,020	3,327,466

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$2,165	$2,438,786
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,300	1,446,003
		14,578,532
US Virgin Islands — 1.5%
United States Virgin Islands, Refunding RB, Government Refinery, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	2,680	2,680,027
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Service Inc., 5.00%, 8/15/41	1,400	1,507,310
Vermont — 0.5%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.50%, 6/15/32	1,000	959,640
Washington — 1.1%
Seattle Housing Authority Washington, HRB, Replacement Housing Projects, 6.13%, 12/01/32	910	910,601
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	990	1,161,616
		2,072,217
Wisconsin — 3.9%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	3,620	4,301,936
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,235	1,340,111
SynergyHealth, Inc., 6.00%, 11/15/32	1,360	1,404,227
		7,046,274
Total Municipal Bonds – 102.8%		187,204,431

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Arizona — 0.7%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,220	1,335,932

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
California — 11.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	$1,640	$1,856,083
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39	1,335	1,497,216
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,170	1,279,758
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	635,255
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	4,770	5,268,799
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	5,519	6,014,097
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	4,599	4,715,917
		21,267,125
Colorado — 2.4%
Colorado Health Facilities Authority, RB, Catholic Health:
Series C-3 (FSA), 5.10%, 10/01/41	1,870	1,967,782
Series C-7 (AGM), 5.00%, 9/01/36	1,200	1,264,356
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A, 5.50%, 7/01/34	1,080	1,195,165
		4,427,303
Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	2,300	2,660,847
Series X-3, 4.85%, 7/01/37	2,370	2,709,289
		5,370,136
Florida — 1.7%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	2,840	3,155,464
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	1,649	1,805,984
Massachusetts — 3.3%
Massachusetts School Building Authority, RB:
Senior Series B, 5.00%, 10/15/41	2,280	2,585,360
Series A (AGM), 5.00%, 8/15/30	2,999	3,348,955
		5,934,315

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	$1,019	$1,166,625
New York — 10.1%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	810	915,231
New York City Municipal Water & Sewer Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	810	932,377
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	5,400	6,134,562
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	3,250	3,698,273
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	2,910	3,157,884
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	3,200	3,531,587
		18,369,914
North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	800	879,320
Ohio — 4.2%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	6,974	7,635,598
Tennessee — 1.5%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,500	2,670,100
Texas — 3.1%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	3,360	3,696,067
Metropolitan Transit Authority of Harris County Texas, RB, Sales and Use Tax Bonds, Series A, 5.00%, 11/01/41	1,710	1,932,317
		5,628,384
Virginia — 2.6%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,729	3,035,345
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,553	1,666,312
		4,701,657
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	1,365	1,513,183

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	$2,859	$3,043,350
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 48.9%		88,904,390
Total Long-Term Investments (Cost – $251,305,992) – 151.7%		276,108,821

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (c)(d)	3,675,484	3,675,484

	Par (000)
Michigan Finance Authority, RB, SAN, Detroit Schools, Series A-1, 6.45%, 2/20/12	$1,630	1,630,000
Total Short-Term Securities (Cost – $5,305,484) – 2.9%		5,305,484
Total Investments (Cost - $256,611,476*)–154.6%		281,414,305
Other Assets Less Liabilities– 1.1%		2,085,884
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (25.5)%		(46,427,765)
AMPS, at Redemption Value – (30.2)%		(55,000,000)
Net Assets Applicable to Common Shares– 100.0%		$182,072,424

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$209,133,006
Gross unrealized appreciation	$26,909,669
Gross unrealized depreciation	(1,042,139)
Net unrealized appreciation	$25,867,530

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2012	6

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at January 31, 2012	Income
FFI Institutional Tax-Exempt Fund	3,999,689	(324,205)	3,675,484	$460

(d)	Represents the current yield as of report date.

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
40	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$5,290,000	$(70,076)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FSA	Financial Security Assurance Inc.
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$276,108,821	—	$276,108,821
Short-Term Securities	$3,675,484	1,630,000	—	5,305,484
Total	$3,675,484	$277,738,821	—	$281,414,305

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(70,076)	—	—	$(70,076)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2012	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 23, 2012